OTHER RECEIVABLE (Details) - USD ($)		1 Months Ended
	Mar. 31, 2022	May 31, 2022	May 31, 2020	Nov. 30, 2019	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
OTHER RECEIVABLE
Other Receivable						$ 10,368,959	$ 31,846,684
Other receivable - current						8,872,838	23,609,338
Other receivable - non-current						$ 1,496,121	$ 8,237,346
Payments for Deposits			$ 15,500,000	$ 30,900,000
Refund Of Deposits Receivable	$ 6,750,000	$ 4,500,000
Remaining balance refund on monthly basis in next two years			$ 693,905
Period For Refund Of Remaining Balance Of Deposits Receivable On Monthly Basis			2 years
Annual Interest Charge On Refund Receivable On Deposits			2.00%
Registered Capital Of Guarantee Company			$ 142,900,000
Deposits Refund, Amount					$ 26,200,000
Deposits Refund, Percentage					76.00%